Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Statement Of Changes In Equity [Abstract]
Schedule of Movement of Warrant Liability

The movement of the warrant liability is set out as below:

Total
US$’000
At January 1, 2021	—
Issuance of the warrant liability	81,700
Fair value loss of the warrant liability	6,200
At December 31, 2021	87,900